One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

1933 Act/Rule 485(a)

July 2, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust
File Nos. 033-05033 and 811-04642
Post-Effective Amendment No. 86

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 86 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains disclosure changes that will result from a subadviser change anticipated to occur in September 2020.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President and Chief Legal Officer

Virtus Mutual Funds

cc: Ralph Summa

Securities distributed by VP Distributors, LLC